Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Parts and Supplies	$ 268	$ 93
Current inventories	3,919	1,089
Oil Sands
Disclosure of inventories [line items]
Crude Oil	1,419	382
Conventional
Disclosure of inventories [line items]
Crude Oil	78	1
Offshore
Disclosure of inventories [line items]
Crude Oil	39	0
Canadian Manufacturing
Disclosure of inventories [line items]
Crude Oil	88	0
U.S. Manufacturing
Disclosure of inventories [line items]
Crude Oil	2,001	613
Retail
Disclosure of inventories [line items]
Crude Oil	$ 26	$ 0